Common Stock (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of shares of common stock for the potential exercise of stock options and stock issuance of shares upon vesting of restricted stock units
We have reserved the following shares of common stock for the potential exercise of stock options and issuance of shares upon vesting of restricted stock units (in thousands):

	December 31, 2017	December 31, 2016
Outstanding stock options	5,746	4,611
Outstanding restricted stock units	—	50